Financial risk management - Schedule of value at risk by type of asset (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
VaR	S/ 41,776	S/ 36,877
Diversification effect	(874)	(4,196)
Exchange rate risk [member]
Disclosure of financial assets [line items]
VaR	5,374	2,893
Interest rate risk [member]
Disclosure of financial assets [line items]
VaR	952	376
Price risk [member]
Disclosure of financial assets [line items]
VaR	36,324	37,804
Equity investments [member]
Disclosure of financial assets [line items]
VaR	38,170	36,036
Debt investments [member]
Disclosure of financial assets [line items]
VaR	116	131
Derivatives and/or exchange position [member]
Disclosure of financial assets [line items]
VaR	12,322	953
Diversification effect [member]
Disclosure of financial assets [line items]
Diversification effect	S/ (8,832)	S/ (243)